Income taxes, Unrecognized Deductible Temporary Differences, Unused Tax Losses and Unused Tax Credits (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	SFr 370,935	SFr 352,433
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	362,290	343,589
Increase (decrease) in tax losses available for future offset	18,700
Tax losses expired during the period	48,900
Tax Losses
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	362,290	343,589
Retirement benefit plan
Unrecognized deductible temporary differences, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	8,645	8,844
December 31, 2025
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards		48,894
December 31, 2027
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	57,824	57,824
December 31, 2028
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	75,204	75,204
December 31, 2029
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	66,936	66,936
December 31, 2030
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	48,883	48,883
December 31, 2031
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	45,848	SFr 45,848
December 31, 2032
Tax losses split by expiry date [Abstract]
Unrecorded tax loss carryforwards	SFr 67,595